Financial instruments - Fair Values and Risk Management - Summary of Contractual Cash Flows for Financial Liabilities Trade Payables (Detail) - Trade Payables [Member] - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables, undiscounted cash flows	€ 520,425	€ 291,449
due within one year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables, undiscounted cash flows	150,538	133,987
due within two to five years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables, undiscounted cash flows	263,397	149,107
due after five years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables, undiscounted cash flows	€ 106,490	€ 8,355